REVENUE RECOGNITION (Tables)	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table summarizes revenue disaggregated by the Company's Options, Equities and Futures segments and the Corporate and Other unit (in thousands):

	Year Ended December 31, 2024
	Options	Equities	Futures	International	Corporate & Other	Consolidated
Revenue
Transaction and clearing fees	$757,286	$163,507	$79,102	$219	$—	$1,000,114
Access fees	75,218	13,739	694	144	(228)	89,567
Market data fees	19,084	10,523	3,744	319	(24)	33,646
Other revenue	166	—	12,535	2,629	1,415	16,745
	$851,754	$187,769	$96,075	$3,311	$1,163	$1,140,072

Timing of revenue recognition
Services transferred at a point in time	$757,629	$163,507	$79,986	$508	$—	$1,001,630
Services transferred over time	94,125	24,262	16,089	2,803	1,163	138,442
	$851,754	$187,769	$96,075	$3,311	$1,163	$1,140,072

	Year Ended December 31, 2023
	Options	Equities	Futures	International	Corporate and Other	Consolidated
Revenue
Transaction and clearing fees	$696,429	$143,720	$66,760	$233	$—	$907,142
Access fees	75,251	12,005	832	180	(219)	88,049
Market data fees	16,555	9,437	3,694	427	1	30,114
Other revenue	52	6	12,442	2,404	798	15,702
	$788,287	$165,168	$83,728	$3,244	$580	$1,041,007

Timing of revenue recognition
Services transferred at a point in time	$696,698	$143,954	$67,055	$480	$—	$908,187
Services transferred over time	91,589	21,214	16,673	2,764	580	132,820
	$788,287	$165,168	$83,728	$3,244	$580	$1,041,007

	Year Ended December 31, 2022
	Options	Equities	Futures	International	Corporate and Other	Consolidated
Revenue
Transaction and clearing fees	$583,167	$97,609	$17,419	$239	$—	$698,434
Access fees	57,022	4,859	141	129	(120)	62,031
Market data fees	16,715	8,105	2,847	377	(1)	28,043
Other revenue	1,218	—	5,107	2,413	673	9,411
	$658,122	$110,573	$25,514	$3,158	$552	$797,919

Timing of revenue recognition
Services transferred at a point in time	$584,710	$97,609	$17,452	$541	$—	$700,312
Services transferred over time	73,412	12,964	8,062	2,617	552	97,607
	$658,122	$110,573	$25,514	$3,158	$552	$797,919
The following table summarizes revenue disaggregated by the Company’s Options, Equities, Futures and International segments and the Corporate and Other unit (in thousands):

	Three Months Ended September 30, 2025
	Options	Equities	Futures	International	Corporate & Other	Consolidated
Revenue
Transaction and clearing fees	$245,406	$31,899	$15,424	$85	$—	$292,814
Access fees	23,076	3,761	275	41	(57)	27,096
Market data fees	7,011	2,368	1,279	80	(8)	10,730
Other revenue	1,047	—	2,386	5,327	378	9,138
	$276,540	$38,028	$19,364	$5,533	$313	$339,778

Timing of revenue recognition
Services transferred at a point in time	$246,661	$31,899	$15,632	$1,924	$—	$296,116
Services transferred over time	29,879	6,129	3,732	3,609	313	43,662
	$276,540	$38,028	$19,364	$5,533	$313	$339,778

	Three Months Ended September 30, 2024
	Options	Equities	Futures	International	Corporate & Other	Consolidated
Revenue
Transaction and clearing fees	$176,547	$43,569	$20,451	$56	$—	$240,623
Access fees	18,787	3,557	167	36	(57)	22,490
Market data fees	4,663	3,521	940	27	(8)	9,143
Other revenue	61	—	3,282	687	370	4,400
	$200,058	$50,647	$24,840	$806	$305	$276,656

Timing of revenue recognition
Services transferred at a point in time	$176,654	$43,568	$20,526	$142	$—	$240,890
Services transferred over time	23,404	7,079	4,314	664	305	35,766
	$200,058	$50,647	$24,840	$806	$305	$276,656

	Nine Months Ended September 30, 2025
	Options	Equities	Futures	International	Corporate & Other	Consolidated
Revenue
Transaction and clearing fees	$712,330	$100,545	$55,184	$198	$—	$868,257
Access fees	65,668	10,915	751	122	(171)	77,285
Market data fees	20,087	7,006	3,315	240	(23)	30,625
Other revenue	1,308	—	8,028	8,090	1,046	18,472
	$799,393	$118,466	$67,278	$8,650	$852	$994,639

Timing of revenue recognition
Services transferred at a point in time	$714,048	$100,545	$55,881	$2,688	$—	$873,162
Services transferred over time	85,345	17,921	11,397	5,962	852	121,477
	$799,393	$118,466	$67,278	$8,650	$852	$994,639

	Nine Months Ended September 30, 2024
	Options	Equities	Futures	International	Corporate & Other	Consolidated
Revenue
Transaction and clearing fees	$529,281	$123,673	$59,084	$171	$—	$712,209
Access fees	56,111	10,227	512	108	(171)	66,787
Market data fees	13,670	8,094	2,821	240	(17)	24,808
Other revenue	109	—	9,267	1,941	1,055	12,372
	$599,171	$141,994	$71,684	$2,460	$867	$816,176

Timing of revenue recognition
Services transferred at a point in time	$529,550	$123,673	$59,291	$407	$—	$712,921
Services transferred over time	69,621	18,321	12,393	2,053	867	103,255
	$599,171	$141,994	$71,684	$2,460	$867	$816,176